Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Number Of Shares Used In the Earnings Per Share Calculations

The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2012	2011	2010

Weighted average shares outstanding	171.8	169.5	168.8
Dilutive effect of weighted average number of stock options	1.4	1.1	0.4

Weighted average diluted shares outstanding	173.2	170.6	169.2